Victory Strategic Allocation Fund
Victory Strategic Allocation Fund
Investment Objective
The Fund seeks to provide income and long-term growth of capital.
Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional, in Investing with the Victory Funds on page 16 of the Fund's Prospectus and in Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 41 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (paid directly from your investment)
Shareholder Fees - Victory Strategic Allocation Fund	Class A		Class C		Class I	Class R
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	[1]	1.00%	[2]	none	none
[1]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see the section entitled Choosing a Share Class.
[2]	Applies to shares sold within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Victory Strategic Allocation Fund		Class A	Class C	Class I	Class R
Management Fees		0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fees		0.25%	1.00%	none	0.50%
Other Expenses		0.44%	0.48%	0.51%	1.20%
Acquired Fund Fees and Expenses	[1]	0.84%	0.84%	0.84%	0.84%
Total Annual Fund Operating Expenses		1.63%	2.42%	1.45%	2.64%
Fee Waiver/Expense Reimbursement	[2]	(0.39%)	(0.43%)	(0.46%)	(1.15%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.24%	1.99%	0.99%	1.49%
[1]	Acquired Fund Fees and Expenses ("AFFE") are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund.
[2]	Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee to 0.00% until at least February 28, 2019. In addition, the Adviser has contractually agreed to waive other fees and/or to reimburse expenses so that the total annual operating expenses (excluding certain items such as AFFE, interest, taxes and brokerage commissions) do not exceed 0.40%, 1.15%, 0.15% and 0.65% of Class A, Class C, Class I and Class R shares, respectively, until at least February 28, 2019. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods (or continue holding your shares in the case of Class C shares). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Victory Strategic Allocation Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	694	1,024	1,376	2,366
Class C	302	714	1,252	2,724
Class I	101	413	748	1,696
Class R	152	711	1,297	2,888

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Victory Strategic Allocation Fund | Class C | USD ($)	202	714	1,252	2,724

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover will generally indicate higher transaction costs, resulting in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategy

The Fund is a "fund of funds," which means Victory Capital Management Inc. (the "Adviser") pursues the Fund's investment objective by investing primarily in other investment companies, including exchange-traded funds ("ETFs") ("Underlying Funds"). The Fund will typically invest in affiliated Underlying Funds advised by the Adviser ("Victory Funds"). The Fund may also invest in unaffiliated Underlying Funds if a Victory Fund in a particular asset class is not offered.

The Underlying Funds selected by the Adviser will invest across a broad range of global asset classes including, but not limited to, equity securities of U.S., international and emerging markets companies of any market capitalization size, investment grade U.S. and international bonds, and commodities. Some of the Victory Funds may be designed to track unmanaged, volatility weighted indexes created by the Adviser. Other Underlying Funds may pursue market neutral or other alternative strategies and some may enter into futures contracts (both short and long positions), credit default swap contracts, options and/or other derivatives to achieve their investment objectives.

Under normal market conditions, the Fund will invest at least 40% of its net assets in Underlying Funds that will provide the Fund with exposure to equity securities and at least 30% of its net assets in Underlying Funds that will provide the Fund with exposure to fixed income securities. In either case, the Adviser may invest in Underlying Funds with strategies that it believes will have similar risk/return profiles as these asset classes.

To create the Fund's portfolio, the Adviser allocates the Fund's assets among Underlying Funds in a manner that is expected to achieve returns similar to or exceeding those of the broader market for equity and fixed income securities with similar risk characteristics. For these purposes, the broader market is represented by the performance of two reference indices: MSCI All Country World Index (60% allocation) and Barclays U.S. Aggregate Bond Index (40% allocation).

The Adviser may sell an Underlying Fund if the Adviser believes that the Underlying Fund no longer provides adequate portfolio diversification or is unlikely to contribute to the Fund's total returns under prevailing market conditions.

Principal Risks

The Fund's investments are subject to the following principal risks, either directly or indirectly through investments in the Underlying Funds:

  Conflict of Interest Risk. The Adviser is subject to conflicts of interest in allocating the Fund’s assets among the Victory Funds and unaffiliated Underlying Funds. The Adviser may have an incentive to allocate the Fund’s assets to those Victory Funds for which the net advisory fees payable to the Adviser are higher than the fees payable by other Victory Funds or unaffiliated Underlying Funds.
  Commodity Risk. Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, geologic and environmental factors. Commodity-related risks also include unfavorable changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.
  Debt Securities Risk. The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.
  Derivatives Risk. The use of derivative instruments, including futures, options and credit default swap contracts, may not perfectly replicate direct investment in the security. Derivatives also entail exposure to counterparty credit risk, the risk of mispricing or improper valuation, and the risk that a small investments or small price movements can result in substantial gains or losses.
  Emerging Markets Risk. The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.
  Equity Risk. The value of the equity securities in which an Underlying Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company’s earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.
  ETF Structure Risks. ETFs are subject to special risks, including trading and liquidity issues; market price variance risk; and concentration risks with respect to those entities that are authorized to create and redeem an ETF’s shares.
  Foreign Securities Risk. Foreign securities (including ADRs and GDRs) could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.
  Interest Rate Risk. Interest rates may rise or the rate of inflation may increase, impacting the value of an Underlying Fund’s investments in fixed income securities. A debt issuer’s credit quality may be downgraded or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives.
  Investment Company Risk. The Fund's ability to achieve its investment objective may be directly related to the ability of any Underlying Fund (including ETFs) held by the Fund to meet its investment objectives. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the Underlying Fund.
  Large Capitalization Stock Risk. The securities of large cap companies may underperform the securities of smaller cap companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
  Liquidity Risk. Liquidity risk exists when particular investments of an Underlying Fund would be difficult to purchase or sell, possibly preventing the Underlying Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring it to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.
  Management Risk. The Adviser’s asset selection methodology may produce incorrect judgments about the value a particular investment or asset class and may not produce the desired results.
  Passive Investment/Index Risk. A Victory Fund designed to track an index is not actively managed and does not, therefore, seek returns in excess of its index. The Victory Fund will not buy or sell shares of a security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from the index. A Victory Fund may not be able to effectively track the performance of its index.
  Sector Focus Risk. An Underlying Fund may be subject to the risk that its assets are invested in a particular sector or industry in the economy and as a result, the value of the Fund may be adversely impacted by events or developments affecting such sector or industry.
  Smaller Capitalization Stock Risk. The earnings and prospects of small- and mid-sized companies are more volatile than larger companies and may experience higher failure rates than larger companies.
  Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.
  U.S. Government Agency Obligations Risk. A U.S. government agency or instrumentality may default on its obligation and the U.S. government may not provide support.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to a broad measure of market performance. We assume reinvestment of dividends and distributions.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

The Fund's historical performance, prior to December 30, 2015, was achieved when the Fund sought to achieve its objective by principally investing directly in equity securities, debt securities and cash equivalents.

Calendar Year Returns for Class A Shares (Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

Highest Quarter	11.91% (quarter ended September 30, 2009)
Lowest Quarter	-15.51% (quarter ended December 31, 2008)

Average Annual Total Returns (For the Periods ended December 31, 2017)
Average Annual Returns - Victory Strategic Allocation Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	7.98%	7.85%	4.57%
Class C	12.78%	8.36%	4.41%
Class I	14.84%	9.39%	5.55%
Class R	14.31%	8.81%	4.84%
After Taxes on Distributions | Class A	6.97%	6.82%	3.79%
After Taxes on Distributions and Sale of Fund Shares | Class A	5.31%	6.00%	3.46%
MSCI All Country World Index Index returns reflect no deduction for fees, expenses, or taxes, except foreign withholding taxes.	23.97%	10.80%	4.65%
Barclays U.S. Aggregate Bond Index Index returns reflect no deduction for fees, expenses, or taxes.	3.54%	2.10%	4.01%
60% MSCI All Country World Index/40% Barclays U.S. Aggregate Bond Index Index returns reflect no deduction for fees, expenses, or taxes, except foreign withholding taxes.	15.41%	7.37%	4.75%

After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.